Quarterly Holdings Report
for

Fidelity® SAI Small-Mid Cap 500 Index Fund

October 31, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV3-QTLY-1219
1.9867678.104

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.5%
GCI Liberty, Inc. (a)	62,936	$4,404,261
Zayo Group Holdings, Inc. (a)	144,969	4,949,242
		9,353,503
Entertainment - 0.6%
Cinemark Holdings, Inc.	68,815	2,518,629
Lions Gate Entertainment Corp.:
Class A (b)	31,895	254,841
Class B	74,181	555,616
The Madison Square Garden Co. (a)	11,945	3,188,359
World Wrestling Entertainment, Inc. Class A (b)	28,371	1,589,911
Zynga, Inc. (a)	543,364	3,352,556
		11,459,912
Interactive Media & Services - 0.4%
TripAdvisor, Inc. (a)	67,464	2,725,546
Zillow Group, Inc.:
Class A (a)(b)	36,339	1,177,020
Class C (a)(b)	78,985	2,572,541
		6,475,107
Media - 1.7%
AMC Networks, Inc. Class A (a)	27,216	1,185,257
Cable One, Inc.	2,811	3,725,615
Interpublic Group of Companies, Inc.	247,496	5,383,038
John Wiley & Sons, Inc. Class A	28,097	1,294,429
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	126,922	5,394,185
Liberty Media Class A (a)	15,783	638,107
News Corp.:
Class A	247,485	3,393,019
Class B	76,997	1,087,198
Nexstar Broadcasting Group, Inc. Class A	28,648	2,787,164
Sinclair Broadcast Group, Inc. Class A	39,439	1,571,250
The New York Times Co. Class A (b)	103,727	3,205,164
		29,664,426
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	64,389	1,679,909
U.S. Cellular Corp. (a)	9,668	359,843
		2,039,752

TOTAL COMMUNICATION SERVICES		58,992,700

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.7%
BorgWarner, Inc.	132,480	5,521,766
Gentex Corp.	164,219	4,606,343
The Goodyear Tire & Rubber Co.	149,704	2,375,802
		12,503,911
Automobiles - 0.4%
Harley-Davidson, Inc. (b)	99,958	3,889,366
Thor Industries, Inc. (b)	34,087	2,156,344
		6,045,710
Distributors - 0.3%
Pool Corp.	24,720	5,126,928
Diversified Consumer Services - 1.4%
Bright Horizons Family Solutions, Inc. (a)	36,892	5,479,200
Frontdoor, Inc. (a)	54,661	2,636,300
Graham Holdings Co.	2,703	1,701,971
Grand Canyon Education, Inc. (a)	30,566	2,810,849
H&R Block, Inc. (b)	130,507	3,261,370
Service Corp. International	113,824	5,176,716
ServiceMaster Global Holdings, Inc. (a)	87,425	3,530,222
		24,596,628
Hotels, Restaurants & Leisure - 2.9%
ARAMARK Holdings Corp.	157,200	6,879,072
Caesars Entertainment Corp. (a)	365,192	4,484,558
Choice Hotels International, Inc.	21,582	1,909,575
Domino's Pizza, Inc.	26,328	7,151,211
Dunkin' Brands Group, Inc.	52,949	4,162,850
Extended Stay America, Inc. unit	120,848	1,717,250
Hilton Grand Vacations, Inc. (a)	55,208	1,917,374
Hyatt Hotels Corp. Class A	24,004	1,794,059
International Game Technology PLC	62,373	825,819
Planet Fitness, Inc. (a)	54,269	3,454,765
Six Flags Entertainment Corp.	51,203	2,160,255
Vail Resorts, Inc.	25,801	5,995,378
Wendy's Co.	119,518	2,531,391
Wyndham Destinations, Inc.	58,615	2,720,322
Wyndham Hotels & Resorts, Inc.	61,653	3,327,412
		51,031,291
Household Durables - 2.1%
Leggett & Platt, Inc. (b)	84,003	4,309,354
Newell Brands, Inc.	243,578	4,620,675
NVR, Inc. (a)	2,079	7,560,471
PulteGroup, Inc.	163,798	6,427,434
Roku, Inc. Class A (a)(b)	54,818	8,069,210
Tempur Sealy International, Inc. (a)	29,548	2,687,391
Toll Brothers, Inc.	85,062	3,382,916
		37,057,451
Internet & Direct Marketing Retail - 0.4%
Etsy, Inc. (a)	76,587	3,407,356
GrubHub, Inc. (a)(b)	58,439	1,990,432
Liberty Interactive Corp. QVC Group Series A (a)	244,944	2,336,766
		7,734,554
Leisure Products - 0.5%
Brunswick Corp.	54,500	3,174,080
Mattel, Inc. (a)(b)	221,110	2,640,053
Polaris, Inc.	36,866	3,636,831
		9,450,964
Multiline Retail - 0.7%
Kohl's Corp.	104,514	5,357,388
Macy's, Inc. (b)	197,926	3,000,558
Nordstrom, Inc. (b)	69,176	2,483,418
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	33,889	2,164,829
		13,006,193
Specialty Retail - 1.8%
AutoNation, Inc. (a)	34,652	1,762,054
Burlington Stores, Inc. (a)	41,991	8,069,410
Carvana Co. Class A (a)	28,746	2,330,726
Dick's Sporting Goods, Inc. (b)	42,037	1,636,500
Five Below, Inc. (a)	35,109	4,392,487
Floor & Decor Holdings, Inc. Class A (a)	43,470	1,992,230
Foot Locker, Inc.	69,840	3,038,738
L Brands, Inc. (b)	146,779	2,501,114
Penske Automotive Group, Inc.	22,075	1,075,494
Urban Outfitters, Inc. (a)(b)	44,235	1,269,545
Williams-Sonoma, Inc. (b)	50,103	3,346,379
		31,414,677
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (a)	91,153	2,832,124
Carter's, Inc.	28,364	2,843,207
Columbia Sportswear Co.	19,048	1,722,892
Hanesbrands, Inc. (b)	230,491	3,505,768
Ralph Lauren Corp.	32,807	3,151,440
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	84,664	3,163,894
		17,219,325

TOTAL CONSUMER DISCRETIONARY		215,187,632

CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 0.7%
Casey's General Stores, Inc.	23,445	4,004,640
Grocery Outlet Holding Corp.	20,296	647,442
Sprouts Farmers Market LLC (a)	75,633	1,468,037
U.S. Foods Holding Corp. (a)	140,092	5,557,450
		11,677,569
Food Products - 1.6%
Beyond Meat, Inc. (b)	8,506	718,332
Bunge Ltd.	88,345	4,770,630
Flowers Foods, Inc.	125,348	2,722,559
Ingredion, Inc.	42,780	3,379,620
Lamb Weston Holdings, Inc.	93,929	7,330,219
Pilgrim's Pride Corp. (a)	34,406	1,044,566
Post Holdings, Inc. (a)	41,634	4,284,139
Seaboard Corp.	164	691,931
The Hain Celestial Group, Inc. (a)(b)	58,586	1,384,973
TreeHouse Foods, Inc. (a)	35,727	1,929,973
		28,256,942
Household Products - 0.2%
Energizer Holdings, Inc. (b)	40,414	1,717,191
Spectrum Brands Holdings, Inc.	26,947	1,353,009
		3,070,200
Personal Products - 0.2%
Herbalife Nutrition Ltd. (a)	65,843	2,941,207
Nu Skin Enterprises, Inc. Class A	35,344	1,575,636
		4,516,843

TOTAL CONSUMER STAPLES		47,521,554

ENERGY - 2.2%
Energy Equipment & Services - 0.4%
Apergy Corp. (a)	49,745	1,252,082
Helmerich & Payne, Inc.	68,235	2,558,813
Patterson-UTI Energy, Inc.	126,682	1,053,994
Transocean Ltd. (United States) (a)(b)	372,752	1,770,572
		6,635,461
Oil, Gas & Consumable Fuels - 1.8%
Antero Midstream GP LP (b)	145,560	937,406
Antero Resources Corp. (a)(b)	167,682	419,205
Centennial Resource Development, Inc. Class A (a)	116,086	394,692
Chesapeake Energy Corp. (a)(b)	841,113	1,127,091
Cimarex Energy Co.	64,054	2,704,360
EQT Corp.	163,800	1,759,212
Equitrans Midstream Corp. (b)	131,326	1,828,058
HollyFrontier Corp.	97,827	5,374,615
Kosmos Energy Ltd.	233,073	1,445,053
Murphy Oil Corp. (b)	99,314	2,048,848
Parsley Energy, Inc. Class A	172,227	2,722,909
PBF Energy, Inc. Class A	76,824	2,479,879
Range Resources Corp. (b)	131,754	530,969
Targa Resources Corp. (b)	146,888	5,711,005
WPX Energy, Inc. (a)	268,423	2,678,862
		32,162,164

TOTAL ENERGY		38,797,625

FINANCIALS - 15.1%
Banks - 4.7%
Associated Banc-Corp.	103,137	2,074,085
Bank of Hawaii Corp.	25,997	2,269,798
Bank OZK	78,217	2,194,769
BankUnited, Inc.	60,395	2,071,549
BOK Financial Corp.	20,819	1,606,186
CIT Group, Inc.	60,530	2,596,132
Commerce Bancshares, Inc. (b)	63,844	4,109,000
Cullen/Frost Bankers, Inc.	36,179	3,259,004
East West Bancorp, Inc.	93,067	3,994,436
First Citizens Bancshares, Inc.	4,675	2,299,726
First Hawaiian, Inc.	85,939	2,348,713
First Horizon National Corp.	199,795	3,190,726
FNB Corp., Pennsylvania	208,575	2,515,415
PacWest Bancorp	75,864	2,806,209
Peoples United Financial, Inc.	282,979	4,575,770
Pinnacle Financial Partners, Inc.	48,259	2,838,594
Popular, Inc.	61,026	3,323,476
Prosperity Bancshares, Inc. (b)	58,512	4,038,498
Signature Bank	34,618	4,096,002
Sterling Bancorp	130,392	2,562,203
Synovus Financial Corp.	94,453	3,199,123
Tcf Financial Corp.	97,991	3,879,464
Texas Capital Bancshares, Inc. (a)	32,310	1,746,679
Umpqua Holdings Corp.	141,825	2,243,672
Webster Financial Corp.	58,462	2,578,174
Western Alliance Bancorp.	61,940	3,055,500
Wintrust Financial Corp.	36,180	2,309,008
Zions Bancorp NA	112,027	5,429,949
		83,211,860
Capital Markets - 2.4%
Affiliated Managers Group, Inc.	32,430	2,590,508
BGC Partners, Inc. Class A	187,470	974,844
Eaton Vance Corp. (non-vtg.)	71,563	3,263,273
Evercore, Inc. Class A	25,445	1,873,770
FactSet Research Systems, Inc.	24,083	6,105,522
Janus Henderson Group PLC	103,576	2,395,713
Lazard Ltd. Class A	66,751	2,491,815
Legg Mason, Inc.	55,230	2,057,870
LPL Financial	52,575	4,250,163
MarketAxess Holdings, Inc.	23,653	8,718,259
Morningstar, Inc.	12,644	2,046,305
SEI Investments Co.	82,869	4,965,510
Virtu Financial, Inc. Class A (b)	32,308	547,944
		42,281,496
Consumer Finance - 0.6%
Credit Acceptance Corp. (a)(b)	6,700	2,933,327
Navient Corp.	130,523	1,797,302
OneMain Holdings, Inc.	41,982	1,679,280
Santander Consumer U.S.A. Holdings, Inc.	67,185	1,685,000
SLM Corp.	272,590	2,300,660
		10,395,569
Diversified Financial Services - 0.5%
Jefferies Financial Group, Inc.	169,679	3,167,907
Voya Financial, Inc.	89,861	4,848,900
		8,016,807
Insurance - 5.2%
Alleghany Corp. (a)	8,988	6,995,271
American Financial Group, Inc.	47,252	4,916,098
American National Insurance Co.	4,696	563,426
Assurant, Inc.	39,394	4,966,402
Assured Guaranty Ltd.	62,103	2,913,873
Axis Capital Holdings Ltd.	53,134	3,157,754
Brighthouse Financial, Inc. (a)	71,383	2,695,422
Brown & Brown, Inc.	151,346	5,702,717
Erie Indemnity Co. Class A (b)	15,853	2,921,232
Everest Re Group Ltd.	25,824	6,639,092
First American Financial Corp.	69,993	4,324,168
Globe Life, Inc.	69,613	6,775,433
Hanover Insurance Group, Inc.	25,278	3,329,365
Kemper Corp.	40,514	2,912,146
Mercury General Corp.	17,670	849,220
Old Republic International Corp.	180,847	4,040,122
Primerica, Inc.	26,833	3,385,788
Reinsurance Group of America, Inc.	40,169	6,526,257
RenaissanceRe Holdings Ltd.	27,991	5,239,355
Unum Group	133,730	3,682,924
W.R. Berkley Corp.	92,387	6,457,851
White Mountains Insurance Group Ltd.	1,990	2,131,290
		91,125,206
Mortgage Real Estate Investment Trusts - 1.2%
AGNC Investment Corp.	351,393	5,991,251
Chimera Investment Corp.	119,961	2,430,410
MFA Financial, Inc.	288,959	2,193,199
New Residential Investment Corp.	265,990	4,213,282
Starwood Property Trust, Inc.	174,714	4,297,964
Two Harbors Investment Corp.	174,735	2,423,574
		21,549,680
Thrifts & Mortgage Finance - 0.5%
LendingTree, Inc. (a)(b)	4,965	1,786,655
MGIC Investment Corp.	226,919	3,111,059
New York Community Bancorp, Inc.	290,600	3,385,490
TFS Financial Corp.	30,900	595,134
		8,878,338

TOTAL FINANCIALS		265,458,956

HEALTH CARE - 9.7%
Biotechnology - 3.0%
Agios Pharmaceuticals, Inc. (a)(b)	33,274	1,000,882
Alkermes PLC (a)	100,417	1,961,144
Alnylam Pharmaceuticals, Inc. (a)	68,018	5,899,881
bluebird bio, Inc. (a)(b)	35,469	2,872,989
Exact Sciences Corp. (a)(b)	82,075	7,140,525
Exelixis, Inc. (a)	191,268	2,955,091
Ionis Pharmaceuticals, Inc. (a)	82,130	4,576,284
Moderna, Inc. (b)	131,485	2,202,374
Neurocrine Biosciences, Inc. (a)	58,032	5,773,604
Sage Therapeutics, Inc. (a)(b)	32,366	4,390,448
Sarepta Therapeutics, Inc. (a)(b)	45,254	3,758,797
Seattle Genetics, Inc. (a)	73,799	7,926,013
United Therapeutics Corp. (a)	27,812	2,498,630
		52,956,662
Health Care Equipment & Supplies - 2.7%
Cantel Medical Corp. (b)	23,827	1,736,750
DexCom, Inc. (a)	58,166	8,971,524
Hill-Rom Holdings, Inc.	42,878	4,488,898
ICU Medical, Inc. (a)	12,377	2,000,247
Insulet Corp. (a)(b)	38,112	5,538,436
Integra LifeSciences Holdings Corp. (a)	45,632	2,649,394
Masimo Corp. (a)	30,216	4,405,191
Penumbra, Inc. (a)(b)	20,250	3,158,393
STERIS PLC	53,824	7,619,864
West Pharmaceutical Services, Inc.	46,980	6,757,603
		47,326,300
Health Care Providers & Services - 1.1%
Acadia Healthcare Co., Inc. (a)(b)	55,920	1,677,041
Chemed Corp.	9,970	3,927,283
Covetrus, Inc. (a)(b)	63,227	626,896
Encompass Health Corp.	62,785	4,019,496
Guardant Health, Inc.	23,552	1,636,864
MEDNAX, Inc. (a)	52,643	1,156,040
Molina Healthcare, Inc. (a)	40,001	4,705,718
Premier, Inc. (a)	33,429	1,089,117
		18,838,455
Health Care Technology - 0.0%
Change Healthcare, Inc.	30,777	406,872
Life Sciences Tools & Services - 1.9%
Adaptive Biotechnologies Corp. (b)	10,442	272,171
Avantor, Inc.	150,588	2,139,855
Bio-Rad Laboratories, Inc. Class A (a)	13,631	4,520,312
Bio-Techne Corp.	24,067	5,010,027
Bruker Corp.	65,782	2,927,299
Charles River Laboratories International, Inc. (a)	30,897	4,015,992
PerkinElmer, Inc.	70,852	6,090,438
PRA Health Sciences, Inc. (a)	39,843	3,893,060
QIAGEN NV (a)	141,938	4,231,172
		33,100,326
Pharmaceuticals - 1.0%
Catalent, Inc. (a)	93,051	4,526,931
Horizon Pharma PLC (a)	118,209	3,417,422
Jazz Pharmaceuticals PLC (a)	35,527	4,463,257
Nektar Therapeutics (a)(b)	108,091	1,851,058
Perrigo Co. PLC (b)	80,945	4,291,704
		18,550,372

TOTAL HEALTH CARE		171,178,987

INDUSTRIALS - 14.7%
Aerospace & Defense - 1.7%
BWX Technologies, Inc.	61,206	3,556,069
Curtiss-Wright Corp.	27,264	3,687,456
Hexcel Corp.	54,354	4,055,895
Huntington Ingalls Industries, Inc.	26,105	5,890,854
Spirit AeroSystems Holdings, Inc. Class A	66,085	5,407,075
Teledyne Technologies, Inc. (a)	22,996	7,579,482
		30,176,831
Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (a)(b)	58,796	4,492,014
Airlines - 0.6%
Alaska Air Group, Inc.	77,528	5,382,769
Copa Holdings SA Class A	20,178	2,052,910
JetBlue Airways Corp. (a)	189,551	3,658,334
		11,094,013
Building Products - 1.7%
A.O. Smith Corp.	87,117	4,327,973
Allegion PLC	60,309	6,998,256
Armstrong World Industries, Inc.	31,514	2,947,504
Fortune Brands Home & Security, Inc.	89,500	5,374,475
Lennox International, Inc.	22,516	5,569,558
Owens Corning	68,898	4,222,069
Resideo Technologies, Inc. (a)	79,275	755,491
		30,195,326
Commercial Services & Supplies - 0.9%
ADT, Inc. (b)	70,157	543,015
Clean Harbors, Inc. (a)	33,182	2,736,188
IAA Spinco, Inc. (a)	85,041	3,244,314
KAR Auction Services, Inc. (b)	85,483	2,125,107
Rollins, Inc. (b)	90,786	3,459,854
Stericycle, Inc. (a)(b)	57,167	3,292,819
		15,401,297
Construction & Engineering - 1.1%
AECOM (a)	99,961	3,999,440
Fluor Corp.	90,010	1,450,061
Jacobs Engineering Group, Inc.	84,728	7,928,846
Quanta Services, Inc.	90,700	3,813,935
Valmont Industries, Inc.	13,666	1,874,839
		19,067,121
Electrical Equipment - 1.0%
Acuity Brands, Inc.	25,361	3,164,799
GrafTech International Ltd. (b)	38,913	470,069
Hubbell, Inc. Class B	34,823	4,934,419
nVent Electric PLC	97,563	2,249,803
Regal Beloit Corp.	26,882	1,990,612
Sensata Technologies, Inc. PLC (a)	102,097	5,226,345
		18,036,047
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	36,073	5,492,836
Machinery - 4.7%
AGCO Corp.	40,949	3,140,379
Allison Transmission Holdings, Inc.	70,792	3,087,239
Colfax Corp. (a)(b)	59,742	2,007,331
Crane Co.	32,292	2,470,984
Donaldson Co., Inc.	81,919	4,320,408
Flowserve Corp.	84,084	4,106,663
Gardner Denver Holdings, Inc. (a)(b)	84,827	2,700,043
Gates Industrial Corp. PLC (a)	29,121	291,210
Graco, Inc.	105,899	4,786,635
IDEX Corp.	48,562	7,552,848
ITT, Inc.	56,218	3,342,160
Lincoln Electric Holdings, Inc.	37,984	3,402,227
Middleby Corp. (a)	35,547	4,299,410
Nordson Corp.	36,774	5,766,531
Oshkosh Corp.	43,771	3,737,168
Pentair PLC	107,360	4,452,219
Snap-On, Inc.	35,257	5,735,256
Timken Co.	43,234	2,118,466
Toro Co.	67,875	5,235,199
Trinity Industries, Inc. (b)	67,537	1,335,882
WABCO Holdings, Inc. (a)	32,795	4,414,863
Woodward, Inc.	35,285	3,763,498
		82,066,619
Marine - 0.2%
Kirby Corp. (a)	38,225	3,025,891
Professional Services - 0.4%
Manpower, Inc.	38,172	3,470,598
Robert Half International, Inc.	74,310	4,255,734
		7,726,332
Road & Rail - 0.8%
AMERCO	5,702	2,309,538
Genesee & Wyoming, Inc. Class A (a)	35,809	3,975,873
Knight-Swift Transportation Holdings, Inc. Class A (b)	78,909	2,877,022
Landstar System, Inc.	25,333	2,866,429
Ryder System, Inc.	33,475	1,627,889
Schneider National, Inc. Class B	35,191	804,818
		14,461,569
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	67,047	2,948,727
HD Supply Holdings, Inc. (a)	109,464	4,328,207
MSC Industrial Direct Co., Inc. Class A	28,112	2,058,080
Univar, Inc. (a)	101,619	2,180,744
Watsco, Inc.	20,791	3,665,453
WESCO International, Inc. (a)	27,240	1,366,086
		16,547,297
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	47,242	2,038,020

TOTAL INDUSTRIALS		259,821,213

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 0.6%
Ciena Corp. (a)	99,317	3,686,647
CommScope Holding Co., Inc. (a)	122,963	1,377,186
EchoStar Holding Corp. Class A (a)	30,564	1,191,996
Ubiquiti, Inc. (b)	9,704	1,228,429
ViaSat, Inc. (a)	36,309	2,499,512
		9,983,770
Electronic Equipment & Components - 2.8%
Arrow Electronics, Inc. (a)	52,895	4,193,516
Avnet, Inc.	66,148	2,616,815
Cognex Corp.	105,260	5,419,837
Coherent, Inc. (a)	15,456	2,301,708
Dolby Laboratories, Inc. Class A	40,444	2,601,763
FLIR Systems, Inc.	86,580	4,464,065
Jabil, Inc.	95,442	3,514,174
Littelfuse, Inc.	15,410	2,705,534
National Instruments Corp.	83,748	3,466,330
SYNNEX Corp.	26,444	3,113,517
Trimble, Inc. (a)	161,492	6,433,841
Zebra Technologies Corp. Class A (a)	34,343	8,169,169
		49,000,269
IT Services - 4.3%
Alliance Data Systems Corp.	25,820	2,582,000
Amdocs Ltd.	87,012	5,673,182
Black Knight, Inc. (a)	92,283	5,924,569
Booz Allen Hamilton Holding Corp. Class A	87,592	6,163,849
CACI International, Inc. Class A (a)	15,749	3,523,839
CoreLogic, Inc. (a)	51,795	2,097,180
EPAM Systems, Inc. (a)	33,314	5,861,931
Euronet Worldwide, Inc. (a)	32,074	4,492,605
Genpact Ltd.	111,639	4,372,900
Jack Henry & Associates, Inc.	49,363	6,987,826
Leidos Holdings, Inc.	87,499	7,545,039
MongoDB, Inc. Class A (a)(b)	26,931	3,440,974
Okta, Inc. (a)	65,580	7,152,811
Sabre Corp.	176,282	4,139,101
Switch, Inc. Class A (b)	37,256	550,271
WEX, Inc. (a)	27,627	5,226,476
		75,734,553
Semiconductors & Semiconductor Equipment - 2.3%
Cree, Inc. (a)	67,741	3,233,278
Cypress Semiconductor Corp.	236,692	5,507,823
Entegris, Inc.	86,334	4,144,032
First Solar, Inc. (a)	53,051	2,747,511
MKS Instruments, Inc.	34,598	3,744,196
Monolithic Power Systems, Inc.	26,811	4,019,505
ON Semiconductor Corp. (a)	261,799	5,340,700
Teradyne, Inc.	109,735	6,717,977
Universal Display Corp.	27,367	5,478,326
		40,933,348
Software - 6.7%
2U, Inc. (a)(b)	35,408	634,688
Alteryx, Inc. Class A (a)	29,275	2,678,663
Anaplan, Inc.	53,966	2,547,195
Aspen Technology, Inc. (a)	44,263	5,095,114
Avalara, Inc. (a)	29,625	2,103,375
CDK Global, Inc.	78,022	3,943,232
Cerence, Inc. (a)	22,698	351,819
Ceridian HCM Holding, Inc. (a)	52,278	2,522,414
Coupa Software, Inc. (a)(b)	39,260	5,397,857
DocuSign, Inc. (a)	98,087	6,492,379
Dynatrace, Inc. (b)	23,107	467,455
Elastic NV	28,550	2,055,886
Fair Isaac Corp. (a)	18,212	5,537,176
FireEye, Inc. (a)	128,401	2,033,872
Guidewire Software, Inc. (a)(b)	52,386	5,905,998
HubSpot, Inc. (a)	25,523	3,958,617
LogMeIn, Inc.	31,610	2,076,145
Manhattan Associates, Inc. (a)	41,227	3,089,964
Medallia, Inc. (b)	9,877	287,223
New Relic, Inc. (a)	31,962	2,047,486
Nuance Communications, Inc. (a)	184,170	3,005,654
Nutanix, Inc. Class A (a)	90,164	2,634,592
Pagerduty, Inc. (b)	6,470	148,745
Parametric Technology Corp. (a)	66,718	4,464,101
Paycom Software, Inc. (a)	31,612	6,686,886
Paylocity Holding Corp. (a)	20,880	2,142,288
Pegasystems, Inc.	24,550	1,846,406
Pluralsight, Inc. (a)(b)	39,576	715,534
Proofpoint, Inc. (a)	35,227	4,064,139
RealPage, Inc. (a)	51,151	3,097,193
RingCentral, Inc. (a)	45,844	7,404,723
Smartsheet, Inc. (a)	56,234	2,215,620
SolarWinds, Inc. (a)(b)	28,514	540,340
Teradata Corp. (a)	73,164	2,189,799
The Trade Desk, Inc. (a)(b)	24,672	4,954,138
Tyler Technologies, Inc. (a)	24,222	6,504,091
Zendesk, Inc. (a)	70,181	4,958,288
Zscaler, Inc. (a)(b)	40,062	1,761,927
		118,561,022
Technology Hardware, Storage & Peripherals - 0.5%
NCR Corp. (a)	77,222	2,255,655
Pure Storage, Inc. Class A (a)	146,331	2,847,601
Xerox Holdings Corp.	117,574	3,989,286
		9,092,542

TOTAL INFORMATION TECHNOLOGY		303,305,504

MATERIALS - 6.1%
Chemicals - 2.5%
Albemarle Corp. U.S. (b)	67,509	4,100,497
Ashland Global Holdings, Inc.	38,751	2,998,165
Axalta Coating Systems Ltd. (a)	132,351	3,903,031
Cabot Corp.	36,718	1,600,538
CF Industries Holdings, Inc.	140,030	6,350,361
Element Solutions, Inc. (a)	145,530	1,580,456
Huntsman Corp.	140,729	3,114,333
NewMarket Corp.	4,412	2,141,982
Olin Corp.	105,975	1,943,582
RPM International, Inc.	81,947	5,935,421
The Chemours Co. LLC (b)	105,225	1,726,742
The Scotts Miracle-Gro Co. Class A	25,437	2,553,620
Valvoline, Inc.	121,369	2,590,014
W.R. Grace & Co.	36,809	2,445,958
Westlake Chemical Corp.	22,741	1,437,004
		44,421,704
Construction Materials - 0.1%
Eagle Materials, Inc.	26,875	2,454,763
Containers & Packaging - 2.4%
Aptargroup, Inc.	41,080	4,853,602
Ardagh Group SA	11,732	219,036
Avery Dennison Corp.	54,139	6,922,213
Berry Global Group, Inc. (a)	84,492	3,507,263
Crown Holdings, Inc. (a)	83,586	6,088,404
Graphic Packaging Holding Co.	189,405	2,966,082
Owens-Illinois, Inc.	98,415	836,528
Packaging Corp. of America	60,133	6,582,158
Sealed Air Corp.	99,682	4,163,717
Silgan Holdings, Inc.	50,057	1,540,254
Sonoco Products Co.	63,612	3,670,412
		41,349,669
Metals & Mining - 1.0%
Alcoa Corp. (a)	119,654	2,487,607
Reliance Steel & Aluminum Co.	41,756	4,845,366
Royal Gold, Inc.	41,913	4,838,437
Steel Dynamics, Inc.	134,599	4,086,426
United States Steel Corp. (b)	110,731	1,274,514
		17,532,350
Paper & Forest Products - 0.1%
Domtar Corp.	40,373	1,469,173

TOTAL MATERIALS		107,227,659

REAL ESTATE - 12.7%
Equity Real Estate Investment Trusts (REITs) - 12.2%
American Campus Communities, Inc.	87,678	4,382,146
American Homes 4 Rent Class A	164,910	4,365,168
Americold Realty Trust	122,910	4,927,462
Apartment Investment & Management Co. Class A	94,827	5,204,106
Apple Hospitality (REIT), Inc.	135,197	2,228,047
Brandywine Realty Trust (SBI)	112,184	1,714,172
Brixmor Property Group, Inc.	190,283	4,190,032
Camden Property Trust (SBI)	59,973	6,859,112
Colony Capital, Inc.	307,665	1,722,924
Columbia Property Trust, Inc.	74,938	1,537,728
CoreSite Realty Corp.	23,612	2,774,410
Corporate Office Properties Trust (SBI)	72,106	2,137,222
Cousins Properties, Inc.	93,310	3,744,530
CubeSmart	123,197	3,905,345
CyrusOne, Inc.	71,838	5,120,613
Douglas Emmett, Inc.	106,404	4,609,421
Duke Realty Corp.	231,021	8,118,078
Empire State Realty Trust, Inc.	95,196	1,377,486
EPR Properties	49,334	3,837,692
Equity Commonwealth	77,500	2,493,950
Equity Lifestyle Properties, Inc.	111,404	7,791,596
Gaming & Leisure Properties	129,859	5,241,109
Healthcare Trust of America, Inc.	130,645	4,049,995
Highwoods Properties, Inc. (SBI)	65,714	3,075,415
Hospitality Properties Trust (SBI)	104,829	2,652,174
Hudson Pacific Properties, Inc.	97,300	3,495,016
Iron Mountain, Inc. (b)	182,930	6,000,104
JBG SMITH Properties	78,256	3,150,587
Kilroy Realty Corp.	63,528	5,331,905
Kimco Realty Corp.	259,140	5,587,058
Lamar Advertising Co. Class A	54,578	4,366,786
Liberty Property Trust (SBI)	99,937	5,903,279
Life Storage, Inc.	29,726	3,237,756
Medical Properties Trust, Inc.	284,283	5,893,187
National Retail Properties, Inc.	104,080	6,131,353
Omega Healthcare Investors, Inc.	137,155	6,040,306
Outfront Media, Inc.	91,951	2,419,231
Paramount Group, Inc.	129,678	1,746,763
Park Hotels & Resorts, Inc.	152,847	3,553,693
Rayonier, Inc.	83,374	2,249,431
Regency Centers Corp.	106,869	7,185,872
Retail Properties America, Inc.	137,116	1,886,716
SITE Centers Corp.	89,930	1,396,613
SL Green Realty Corp.	52,690	4,404,884
Spirit Realty Capital, Inc.	57,678	2,874,672
Store Capital Corp.	135,288	5,479,164
Sun Communities, Inc.	56,875	9,250,698
Taubman Centers, Inc.	37,603	1,345,435
The Macerich Co. (b)	90,365	2,485,038
VEREIT, Inc.	677,933	6,670,861
VICI Properties, Inc.	296,627	6,985,566
Weingarten Realty Investors (SBI)	77,886	2,471,323
		215,603,230
Real Estate Management & Development - 0.5%
Howard Hughes Corp. (a)	25,800	2,884,956
Jones Lang LaSalle, Inc.	32,952	4,828,127
		7,713,083

TOTAL REAL ESTATE		223,316,313

UTILITIES - 3.9%
Electric Utilities - 1.5%
Alliant Energy Corp.	152,547	8,136,857
Hawaiian Electric Industries, Inc.	69,706	3,147,226
IDACORP, Inc.	32,217	3,467,194
OGE Energy Corp.	128,284	5,523,909
Pinnacle West Capital Corp.	72,054	6,781,722
		27,056,908
Gas Utilities - 1.0%
Atmos Energy Corp.	75,072	8,444,099
National Fuel Gas Co.	52,680	2,386,931
UGI Corp.	133,832	6,379,771
		17,210,801
Independent Power and Renewable Electricity Producers - 0.8%
NRG Energy, Inc.	162,119	6,504,214
Vistra Energy Corp.	272,207	7,357,755
		13,861,969
Multi-Utilities - 0.2%
MDU Resources Group, Inc.	126,023	3,640,804
Water Utilities - 0.4%
Aqua America, Inc.	138,661	6,285,503

TOTAL UTILITIES		68,055,985

TOTAL COMMON STOCKS
(Cost $1,516,767,658)		1,758,864,128
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20 (c)
(Cost $238,892)	240,000	239,072
	Shares	Value

Money Market Funds - 7.9%
Fidelity Cash Central Fund 1.83% (d)	2,910,142	$2,910,724
Fidelity Securities Lending Cash Central Fund 1.84% (d)(e)	136,841,047	136,854,731
TOTAL MONEY MARKET FUNDS
(Cost $139,765,455)		139,765,455
TOTAL INVESTMENT IN SECURITIES - 107.7%
(Cost $1,656,772,005)		1,898,868,655
NET OTHER ASSETS (LIABILITIES) - (7.7)%		(136,412,851)
NET ASSETS - 100%		$1,762,455,804

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	20	Dec. 2019	$3,910,000	$136,147	$136,147

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $239,072.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,810
Fidelity Securities Lending Cash Central Fund	295,094
Total	$312,904

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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